Net income (loss) per share - Schedule of potential dilutive securities excluded from diluted per share calculation (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	8,373,093	10,169,174	11,355,047
Outstanding share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	3,223,612	5,144,220	7,351,711
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	5,149,481	5,024,954	4,003,336